6. MERGER AGREEMENT PACIFIC ENERGY DEVELOPMENT CORP. (Details) (USD $)	Dec. 31, 2012	Mar. 29, 2012
Merger Agreement Pacific Energy Development Corp. Details
Value of stock issued in acquisition	$ 4,492,225
Cash advanced from PEDCO prior to merger	507,757
Merger expenses	36,841
Total Purchase Price	5,036,823	3,750,000
Current assets	978
Fixed assets	112,089
Oil andgas properties	127,088
Current liabilities	(646,787)
Asset retirement obligations assumed	(41,712)
Long-term liabilities	(1,334,836)
Total	(1,783,180)
Goodwill	$ 6,820,003